GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 are as follows:

	Year ended December 31,
	2016	2017

Balance at the beginning of the year	$70,035	$73,597

Acquisition of subsidiaries	2,967	79,884
Functional currency translation adjustments	595	5,078

Balance at year end	$73,597	$158,559